Subsidiary Guarantors - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Oct. 28, 2012		Jan. 29, 2012		Jan. 30, 2011
Debt Instrument [Line Items]
Note issued, principle	$ 6,950	[1]	$ 5,462	[1]
Note issued, net of discount	5,975		5,380		5,239
Senior Notes
Debt Instrument [Line Items]
Senior Subordinated Notes, Interest rate			12.00%
13.5% Senior Subordinated Notes due 2015
Debt Instrument [Line Items]
Senior Subordinated Notes, Interest rate	13.50%		13.50%
13.5% Senior Subordinated Notes due 2015 | Non-Guarantor Subsidiaries
Debt Instrument [Line Items]
Note issued, principle			373
Note issued, net of discount			$ 261

[1]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets. These amounts do include any related discounts and premiums.